Income Tax Expense (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2013 INR (₨)
Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense		₨ 54,954.4	$ 882.0	₨ 44,324.2	₨ 35,848.5
Deferred income tax (benefit) expense	[1]	(352.1)	(5.7)	(1,994.6)	(4,881.7)
Interest on income tax refund		(82.4)	(1.3)	(25.4)	(1,126.7)
Income tax expense	[2]	₨ 54,519.9	$ 875.0	₨ 42,304.2	₨ 29,840.1

[1]	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 747.7 million, Rs. 495.6 million and Rs. 74.4 million for fiscals March 31, 2013, March 31, 2014 and March 31, 2015, respectively.
[2]	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs. (3,771.9) million, Rs. 6,310.3 million and Rs. (11,425.5) million for fiscals March 31, 2013, March 31, 2014 and March 31, 2015, respectively. Includes income tax effects on reclassification adjustment on gains and losses on available for sale securities included in net income reclassified from accumulated other comprehensive income of Rs. 103.8 million, Rs. 10.0 million and Rs. (69.5) million for fiscals March 31, 2013, March 31, 2014 and March 31, 2015, respectively. Further, pretax income and income tax expense are substantially from India.